Financial instruments - valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value of liabilities
Carrying value, Financial liabilities	£ 679,483	£ 647,745
Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	20,493	23,297
Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	369,247	360,914
Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	4,069	3,066
Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	9,979	10,535
Items where fair values approximates carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	4,100	4,200
Items where fair values approximates carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	312,400	307,100
Items where fair values approximates carrying value | Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	4,100	3,100
Items where fair values approximates carrying value | Other liabilities - notes in circulation
Fair value of liabilities
Carrying value, Financial liabilities	2,200	2,200
Carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	16,400	19,100
Carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	56,800	53,800
Carrying value | Debt securities in issue
Fair value of liabilities
Carrying value, Financial liabilities	43,000	36,900
Carrying value | Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	9,300	9,700
Fair value | Bank deposits
Fair value of liabilities
Fair value, Financial liabilities	16,500	18,500
Fair value | Bank deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	12,200	13,900
Fair value | Bank deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	4,300	4,600
Fair value | Customer deposits
Fair value of liabilities
Fair value, Financial liabilities	56,900	54,600
Fair value | Customer deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	7,500	10,400
Fair value | Customer deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	49,400	44,200
Fair value | Debt securities in issue
Fair value of liabilities
Fair value, Financial liabilities	43,700	38,600
Fair value | Debt securities in issue | Level 2
Fair value of liabilities
Fair value, Financial liabilities	38,500	36,900
Fair value | Debt securities in issue | Level 3
Fair value of liabilities
Fair value, Financial liabilities	5,200	1,700
Fair value | Subordinated liabilities
Fair value of liabilities
Fair value, Financial liabilities	10,000	10,000
Fair value | Subordinated liabilities | Level 2
Fair value of liabilities
Fair value, Financial liabilities	9,900	9,900
Fair value | Subordinated liabilities | Level 3
Fair value of liabilities
Fair value, Financial liabilities	£ 100	£ 100